Note 11 - Shareholders' Equity (Details) (EUR €)							0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	May 09, 2011	Jun. 30, 2009	Apr. 28, 2006	Jun. 30, 2013 Additional Shares [Member]	May 09, 2011 Increase of Capital [Member]	May 09, 2011 2007 Stock Option Plan [Member]
Note 11 - Shareholders' Equity (Details) [Line Items]
Common Stock, Shares, Issued	15,173,467	15,038,483
Common Stock, Shares Authorized	19,656,317	19,656,317				4,549,435
Common Stock Par Value Incease In Capital (in Euro)				€ 100,000,000	€ 90,000,000
Common Stock, Par or Stated Value Per Share (in Euro per share)					€ 10,000,000
Cash, Period Increase (Decrease) (in Euro)							€ 2,200,000
Common Stock, Capital Shares Reserved for Future Issuance			2,200,000					3,200,000